Employment Benefits - Expenses Related to Defined Benefit Plans Recognized in Consolidated Statements of Profit or Loss as Operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Current service costs	¥ 2,078	¥ 1,973	¥ 1,933
Interest costs	212	207	208
Total	¥ 2,290	¥ 2,180	¥ 2,141